Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 266,000			$ 247,000
Prepaid pension	134,000			142,000
Fair value of plan assets	473,000			463,000
Accumulated other comprehensive loss	(15,000)			(4,000)
Net periodic benefit cost	(2,000)			1,000	$ 3,000
Defined benefit plan, expected contribution in 2023	0
Expected future benefit payments from 2024 to 2028	10,000
Expected future benefit payments from 2029 to 2033	$ 75,000
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Pension Plan | Operating Expenses
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 163,000			$ 167,000	$ 193,000
Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 293	$ 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 192		$ 1,500
Minimum | Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month